Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows from Operating Activities:
Net loss	$ (137,122)	$ (99,683)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	47,315	38,811
Amortization of debt discount	15,985
Changes in operating assets and liabilities:
Due from related parties	(758)	(112,482)
Inventories	3,716	20,127
Prepaid expenses	1,990	(1,093)
Other assets	5,446	(81,000)
Accounts payable and accrued expenses	56,847	175,761
Deferred revenue	(92)	2,273
Other long-term liabilities		(9,795)
Net cash used in operating activities	(6,673)	(67,081)
Cash Flows from Investing Activities:
Purchases of property, plant & equipment	(6,491)	(42,312)
Purchase of long-term investment		(25,085)
Net cash used in investing activities	(6,491)	(67,397)
Cash Flows from Financing Activities:
Payments made on notes payable	(139,131)	(10,000)
Proceeds from loan	107,500	100,000
Proceeds from issuance of preferred stock	65,000	161,000
Net cash provided by financing activities	33,369	251,000
Increase in cash	20,205	116,522
Cash at beginning of period	67,593	33,656
Cash at end of period	$ 87,798	$ 150,178